Other Receivables And Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Receivables and Prepaid Expenses [Line Items]
Prepaid expenses	$ 66,137	$ 38,420
Government institutions	80,928	66,189
Derivative instruments	22,549	5,953
Held-for-sale investment	6,183	0
Other	21,808	10,883
Other receivables and prepaid expenses	199,148	128,946
Cross Currency Interest Rate Swaps
Other Receivables and Prepaid Expenses [Line Items]
Derivative instruments	$ 1,543	$ 7,501